Sales and other operating revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Sales and other operating revenues, gross	$ 82,248	$ 63,014	$ 157,867	$ 124,706
Less: sales and other operating revenues between segments	6,809	6,503	14,256	12,332
Sales and other operating revenues (Note 6)	75,439	56,511	143,611	112,374
Sales and other operating revenues include the following in relation to revenues from contracts with customers	76,648	55,214	144,349	109,513
Crude oil
Disclosure of operating segments [line items]
Sales and other operating revenues include the following in relation to revenues from contracts with customers	17,167	11,784	32,084	22,780
Oil products
Disclosure of operating segments [line items]
Sales and other operating revenues include the following in relation to revenues from contracts with customers	51,440	37,079	95,570	73,680
Natural gas, LNG and NGLs
Disclosure of operating segments [line items]
Sales and other operating revenues include the following in relation to revenues from contracts with customers	4,960	3,479	10,119	7,317
Non-oil products and other revenues from contracts with customers
Disclosure of operating segments [line items]
Sales and other operating revenues include the following in relation to revenues from contracts with customers	3,081	2,872	6,576	5,736
Reportable Geographical Components | US and Non-US
Disclosure of operating segments [line items]
Sales and other operating revenues (Note 6)	82,708	62,680	157,561	123,852
Reportable Geographical Components | US
Disclosure of operating segments [line items]
Sales and other operating revenues (Note 6)	26,676	21,577	50,289	42,729
Reportable Geographical Components | Non-US
Disclosure of operating segments [line items]
Sales and other operating revenues (Note 6)	56,032	41,103	107,272	81,123
Geography Eliminations | US and Non-US
Disclosure of operating segments [line items]
Sales and other operating revenues (Note 6)	7,269	6,169	13,950	11,478
Reportable segments | Upstream
Disclosure of operating segments [line items]
Sales and other operating revenues, gross	12,698	10,493	26,568	21,820
Less: sales and other operating revenues between segments	5,795	6,161	12,528	11,938
Sales and other operating revenues (Note 6)	6,903	4,332	14,040	9,882
Reportable segments | Downstream
Disclosure of operating segments [line items]
Sales and other operating revenues, gross	69,174	52,195	130,580	102,275
Less: sales and other operating revenues between segments	785	208	1,267	122
Sales and other operating revenues (Note 6)	68,389	51,987	129,313	102,153
Other businesses and corporate
Disclosure of operating segments [line items]
Sales and other operating revenues, gross	376	326	719	611
Less: sales and other operating revenues between segments	229	134	461	272
Sales and other operating revenues (Note 6)	$ 147	$ 192	$ 258	$ 339